Asset Quality (Credit Card and Other Consumer Loan Classes Asset Quality Indicators) (Details) $ in Millions	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 210,833	[1]	$ 206,696	[1]	$ 204,817
% of Loans	100.00%		100.00%
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 5,282		$ 4,862
Credit Card [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 5,282		$ 4,862
% of Loans	100.00%		100.00%
Weighted average FICO score	736		734
Credit Card [Member] | FICO Score - Greater than 719 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 3,244		$ 2,936
% of Loans	61.00%		60.00%
Credit Card [Member] | FICO Score - 650 to 719 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 1,466		$ 1,346
% of Loans	28.00%		28.00%
Credit Card [Member] | FICO Score - 620 to 649 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 215		$ 202
% of Loans	4.00%		4.00%
Credit Card [Member] | FICO Score - Less than 620 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 229		$ 227
% of Loans	4.00%		5.00%
Credit Card [Member] | No FICO Score Available Or Required [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 128		$ 151
% of Loans	3.00%		3.00%
Other Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 22,049		$ 21,746
Other Consumer Loans [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 15,793		$ 14,533
% of Loans	100.00%		100.00%
Weighted average FICO score	744		744
Other Consumer Loans [Member] | FICO Score - Greater than 719 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 10,247		$ 9,371
% of Loans	65.00%		65.00%
Other Consumer Loans [Member] | FICO Score - 650 to 719 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 3,873		$ 3,534
% of Loans	25.00%		24.00%
Other Consumer Loans [Member] | FICO Score - 620 to 649 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 552		$ 523
% of Loans	3.00%		4.00%
Other Consumer Loans [Member] | FICO Score - Less than 620 [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 632		$ 604
% of Loans	4.00%		4.00%
Other Consumer Loans [Member] | No FICO Score Available Or Required [Member] | Using FICO Credit Metric [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 489		$ 501
% of Loans	3.00%		3.00%
Other Consumer Loans [Member] | Other Internal Credit Metrics [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 6,256		$ 7,213

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.